                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number: _________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Palisades Investment Partners, LLC
Address: 1453 Third Street Promenade
         Suite 310
         Santa Monica, CA  91106

Form 13F File Number: 28-12995

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Quinn R. Stills
Title: Chairman, CIO, CCO
Phone: 310-656-6300

Signature, Place, and Date of Signing:

/s/ Quinn R. Stills             Santa Monica, CA            11/11/08
-----------------------------   -------------------------   --------------------
         (Signature)                  (City, State)               (Date)

Report type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number            Name

28-01190                        Russell Company
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 44

Form 13F Information Table Value Total: 655,320
                                        -------------------
                                              (thousands)

List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

                           FORM 13F INFORMATION TABLE

COLUMN 1                              COLUMN 2   COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
-----------------------------------  ----------- --------- -------- ------------------ ---------- -------- ------------------------
                                                                                                              VOTING AUTHORITY
                                      TITLE OF               VALUE   SHRS OF  SH/ PUT/ INVESTMENT  OTHER   ------------------------
NAME OF ISSUER                          CLASS      CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRTION  MANAGERS  SOLE   SHARED   NONE
-----------------------------------  ----------- --------- -------- --------- --- ---- ---------- -------- ------- ------ ---------
TD AMERITRADE HLDG                       COM     87236Y108  16,203    971,992  SH         SOLE             314,600          657,392
AVERY DENNISON                           COM     053611109  13,015    292,600  SH         SOLE              95,800          196,800
ALLIED WASTE                             COM     019589308  24,394  2,195,675  SH         SOLE             712,152        1,483,523
BANK OF AMERICA CORP                     COM     060505104  23,264    664,695  SH         SOLE             214,500          450,195
BANK OF NEW YORK MELLON CORPORATION      COM     064058100  21,859    670,918  SH         SOLE             198,821          472,097
COMERICA INC                             COM     200340107  19,533    595,700  SH         SOLE             194,400          401,300
CAPITAL ONE FIN                          COM     14040H105  31,088    609,570  SH         SOLE             200,800          408,770
CHEVRON CORPORATION                      COM     166764100  13,989    169,600  SH         SOLE              53,500          116,100
DELL INC                                 COM     24702R101  10,834    657,382  SH         SOLE             213,700          443,682
DISCOVER FINANCIAL SVS                   COM     254709108   7,602    550,074  SH         SOLE             178,000          372,074
DISNEY WALT CO                           COM     254687106  34,562  1,126,176  SH         SOLE             369,800          756,376
EMC CORP MASS                            COM     268648102   6,692    299,020  SH         SOLE              98,300          200,720
EMERSON ELECTRIC CO                      COM     291011104   6,679    163,749  SH         SOLE              52,200          111,549
EATON CORP                               COM     278058102   6,904    122,896  SH         SOLE              40,300           82,596
GENERAL MILLS                            COM     370334104  10,663    155,172  SH         SOLE              51,000          104,172
GLAXOSMITHKLINE PLC ADS               SPONS ADR  37733W105  12,773    293,896  SH         SOLE              97,900          195,996
HANESBRANDS INC                          COM     410345102   3,155    145,045  SH         SOLE              47,400           97,645
HEWLETT-PACKARD                          COM     428236103  21,016    454,504  SH         SOLE             146,600          307,904
INTERNATIONAL BUSINESS MACHINES          COM     459200101  23,629    202,028  SH         SOLE              69,700          132,328
JOHNSON & JOHNSON                        COM     478160104   8,151    117,647  SH         SOLE              38,000           79,647
JANUS CAP GROUP INC                      COM     47102X105  21,824    898,840  SH         SOLE             293,100          605,740
JP MORGAN CHASE & CO                     COM     46625H100  34,531    739,415  SH         SOLE             247,900          491,515
COCA-COLA CO                             COM     191216100   6,655    125,844  SH         SOLE              41,300           84,544
LEXMARK INTL GROUP                      CL A     529771107  12,046    369,847  SH         SOLE             120,700          249,147
MCDONALDS CORP                           COM     580135101  11,746    190,375  SH         SOLE              62,300          128,075
MERRILL LYNCH                            COM     590188108  16,184    639,674  SH         SOLE             208,400          431,274
PFIZER INC                               COM     717081103  32,368  1,755,303  SH         SOLE             574,600        1,180,703
PARKER HANNIFIN                          COM     701094104   7,094    133,851  SH         SOLE              44,350           89,501
ROYAL DUTCH SHL                      SPONS ADR A 780259206   4,423     74,953  SH         SOLE              25,500           49,453
REGIONS FINANCIAL CORP NEW               COM     7591EP100   2,844    296,276  SH         SOLE              97,458          198,818
SCHWAB CHARLES CORP                      COM     808513105  10,504    403,990  SH         SOLE             131,100          272,890
STATE STREET CORP                        COM     857477103     449      7,900  SH         SOLE               7,900                0
SUPER-VALU INC                           COM     868536103   6,369    293,500  SH         SOLE              92,000          201,500
SYBASE INC                               COM     871130100   8,934    291,774  SH         SOLE              92,900          198,874
AT&T INC.                                COM     00206R102   8,351    299,109  SH         SOLE              95,538          203,571
MOLSON COORS BREWING CO.                CL B     60871R209  13,645    291,862  SH         SOLE              95,300          196,562
TIME WARNER INC                          COM     887317105  11,145    850,150  SH         SOLE             273,600          576,550
UNITED TECHNOLGIES                       COM     913017109  18,865    314,097  SH         SOLE             102,600          211,497
VERIZON COMMUNICATIONS                   COM     92343V104   6,714    209,224  SH         SOLE              67,800          141,424
WELLS FARGO & CO NEW                     COM     949746101  11,267    300,202  SH         SOLE              98,102          202,100
WAL-MART STORES                          COM     931142103  40,340    673,574  SH         SOLE             222,000          451,574
WATSON PHARMACEUTICAL                    COM     942683103  13,702    480,771  SH         SOLE             157,300          323,471
WYETH                                    COM     983024100   6,720    181,929  SH         SOLE              58,300          123,629
EXXON MOBIL CORP                         COM     30231G102  32,595    419,712  SH         SOLE             136,800          282,912